INCOME TAX (Tables) - 10K	3 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Federal Statutory Income Tax Rate to the Effective Income tax Rate
A reconciliation of income tax expense (benefit) at the US federal statutory income tax rate and the income tax provision in the financial statements is as follows:

	December 31,
	2023	2022
Expected income tax benefit at the federal statutory rate	21.0%	21.0%
State and local taxes, net of federal benefit	8.4	7.7
Non-deductible items and other	(12.1)	(11.0)
Research and development credits	1.1	—
Change in valuation allowance	(18.4)	(17.7)
Total	—%	—%

Schedule of Deferred Tax Assets
The principal components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2023	2022
Deferred tax assets:
Federal and state net operating loss carryforwards	$12,848	$3,211
Share based compensation	166	177
Accruals and other	255	16
Lease liabilities	—	20
Capitalized research and development costs	1,099	91
Research and development tax credits	153	—
Gross deferred tax assets	14,521	3,515
Less: deferred tax liabilities	—	(19)
Less: valuation allowance	(14,521)	(3,496)
Net deferred tax assets	$—	$—